List of Subsidiaries (Detail)	12 Months Ended
Mar. 31, 2024
HDB Financial Services Limited
Schedule of Equity Method Investments [Line Items]
Background	A non-deposit taking non-banking finance company
The stake-holding of the Bank	95.20%
HDFC Securities Limited
Schedule of Equity Method Investments [Line Items]
Background	Offers trading facilities in a range of equity, fixed income and derivative products to its clients
The stake-holding of the Bank	95.40%
HDFC Life Insurance Company Limited
Schedule of Equity Method Investments [Line Items]
Background	Lender of long-term life insurance solutions provider in India, offering a range of individual and group insurance solutions
The stake-holding of the Bank	50.40%
HDFC Asset Management Company Limited
Schedule of Equity Method Investments [Line Items]
Background	Investment manager to HDFC Mutual Fund
The stake-holding of the Bank	52.50%
HDFC Sales Private Limited
Schedule of Equity Method Investments [Line Items]
Background	Strengthens the marketing and sales efforts by providing a dedicated sales force to sell home loans and other financial products, including public deposits
The stake-holding of the Bank	100.00%
HDFC Capital Advisors Limited
Schedule of Equity Method Investments [Line Items]
Background	Acts as an Investment Manager for Category II Alternative Investment Funds registered with Securities and Exchange Board of India
The stake-holding of the Bank	89.00%
HDFC Trustee Company Limited
Schedule of Equity Method Investments [Line Items]
Background	It provides Trusteeship services to HDFC Mutual Fund
The stake-holding of the Bank	100.00%
Griha Investment
Schedule of Equity Method Investments [Line Items]
Background	Acts as investment manager to HIREF International LLC (the “Fund”) and its Special Purpose Vehicles
The stake-holding of the Bank	100.00%
Griha Pte Limited
Schedule of Equity Method Investments [Line Items]
Background	Private Equity Fund Manager specializing in Real Estate Private Equity Investments in India. It is registered with the Monetary Authority of Singapore as a Fund Management Company
The stake-holding of the Bank	100.00%
HDFC Education and Development Services Private Limited
Schedule of Equity Method Investments [Line Items]
Background	The company is in the business of providing education management and consulting services. As directed by the RBI in connection with the Transaction, HEADS is expected to be fully divested no later than July 1, 2025
The stake-holding of the Bank	100.00%